Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,900,000,000.00
Previously Paid Amount	303,820.00
Total Fee Amount	400,490.00
Total Offset Amount	0.00
Net Fee	$ 96,670.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A